Other payables and accrued expenses	12 Months Ended
Dec. 31, 2025
Other payables and accrued expenses
Other payables and accrued expenses

Note 11 : Other payables and accrued expenses

Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.

	December 31,
	2025	2024
	US$’000	US$’000

Dividend payables	79	76
Deposits received from customers	7	5
Rental deposit received	2	-
Accruals for operating expenses	834	803
Other tax payables	204	166
	1,126	1,050

ZHEJIANG TIANLAN [Member]
Other payables and accrued expenses
Other payables and accrued expenses
13.	Other payables and accrued expenses

	December 31,
	2025	2024
	RMB’000	RMB’000

Accrued expenses	12,060	11,089
Output VAT	4,560	6,587
Deposits received and temporary receipts	5,476	4,695

	22,096	22,371